Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000015684
Account Value [Line Items]
Accumulated Value	$ 9,425	$ 9,405	$ 9,420	$ 9,128	$ 9,293	$ 9,447	$ 9,816	$ 10,282	$ 10,250	$ 10,595	$ 10,935	$ 10,909		$ 11,164	$ 11,191	$ 11,272	$ 11,341	$ 11,720	$ 11,790	$ 12,478	$ 12,077	$ 11,858	$ 11,976	$ 12,375	$ 12,585	$ 12,891	$ 13,708	$ 13,907	$ 12,574	$ 12,683	$ 11,537	$ 12,487	$ 13,023	$ 13,495	$ 14,185	$ 13,411	$ 14,370	$ 14,686	$ 14,726	$ 14,700	$ 14,958	$ 15,532	$ 15,798	$ 16,620	$ 15,534	$ 14,080	$ 16,077	$ 17,156	$ 17,929	$ 19,518	$ 20,951	$ 20,267	$ 19,841	$ 21,347	$ 22,184	$ 22,248	$ 22,059	$ 22,156	$ 23,700	$ 23,284	$ 24,770	$ 25,575	$ 26,507	$ 25,027	$ 27,174	$ 27,023	$ 27,376	$ 24,370	$ 23,831	$ 24,492	$ 21,034	$ 20,320	$ 18,997	$ 21,034	$ 19,809	$ 17,797	$ 18,854	$ 19,624	$ 18,134	$ 19,771	$ 19,430	$ 20,810	$ 21,092	$ 21,970	$ 23,170	$ 23,761	$ 23,537	$ 22,168	$ 21,768	$ 24,260	$ 25,523	$ 26,185	$ 27,763	$ 28,451	$ 27,082	$ 28,148	$ 29,760	$ 29,180	$ 29,955	$ 30,766	$ 30,886	$ 33,063	$ 32,973	$ 34,037	$ 32,642	$ 29,612	$ 29,968	$ 32,781	$ 34,863	$ 36,180	$ 36,629	$ 37,443	$ 39,177	$ 38,523	$ 38,046	$ 37,545	$ 36,194	$ 33,993	$ 38,643	$ 41,598	$ 40,352	$ 39,302
C000015687
Account Value [Line Items]
Accumulated Value	10,000	9,976	9,985	9,669	9,836	9,994	10,376	10,865	10,823	11,180	11,533	11,497		11,760	11,779	11,857	11,922	12,314	12,381	13,094	12,665	12,428	12,543	12,952	13,162	13,477	14,319	14,518	13,121	13,223	12,023	13,006	13,554	14,037	14,748	13,931	14,918	15,238	15,267	15,234	15,491	16,076	16,339	17,176	16,044	14,538	16,588	17,689	18,475	20,101	21,560	20,844	20,393	21,930	22,774	22,828	22,618	22,704	24,269	23,830	25,333	26,142	27,078	25,546	27,723	27,551	27,890	24,816	24,251	24,908	21,380	20,640	19,284	21,338	20,084	18,035	19,091	19,859	18,340	19,982	19,625	21,004	21,278	22,153	23,346	23,928	23,683	22,295	21,879	24,368	25,620	26,266	27,836	28,508	27,124	28,172	29,766	29,169	29,921	30,714	30,814	32,965	32,853	33,890	32,485	29,449	29,789	32,564	34,604	35,889	36,314	37,102	38,795	38,121	37,628	37,103	35,749	33,552	38,124	41,008	39,754	38,698
C000015689
Account Value [Line Items]
Accumulated Value	10,000	9,982	10,000	9,694	9,870	10,037	10,428	10,926	10,894	11,263	11,627	11,602		11,877	11,907	11,996	12,074	12,481	12,558	13,290	12,868	12,636	12,765	13,195	13,419	13,748	14,622	14,840	13,421	13,539	12,320	13,340	13,911	14,420	15,162	14,337	15,363	15,706	15,750	15,727	16,005	16,623	16,914	17,792	16,635	15,081	17,223	18,383	19,218	20,925	22,464	21,735	21,285	22,905	23,806	23,881	23,682	23,793	25,455	25,015	26,615	27,485	28,493	26,909	29,223	29,066	29,451	26,225	25,647	26,366	22,647	21,882	20,465	22,661	21,344	19,183	20,324	21,160	19,557	21,327	20,964	22,456	22,767	23,719	25,023	25,667	25,430	23,956	23,527	26,226	27,597	28,317	30,031	30,785	29,312	30,469	32,221	31,599	32,444	33,333	33,465	35,836	35,746	36,905	35,398	32,119	32,512	35,574	37,838	39,275	39,775	40,667	42,559	41,859	41,349	40,812	39,349	36,967	42,029	45,251	43,906	42,774
C000015690
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	998,513	1,000,000	969,509	986,862	1,003,810	1,042,910	1,092,914	1,089,456	1,126,427	1,162,867	1,160,207		1,187,603	1,190,795	1,199,572	1,207,551	1,247,980	1,255,941	1,329,268	1,286,815	1,263,659	1,276,340	1,319,344	1,341,949	1,375,029	1,462,416	1,484,193	1,342,225	1,354,078	1,232,307	1,333,517	1,390,684	1,441,726	1,515,519	1,433,268	1,535,936	1,570,061	1,574,436	1,572,686	1,600,687	1,662,521	1,691,815	1,779,950	1,664,080	1,509,074	1,722,940	1,838,809	1,922,321	2,093,043	2,247,125	2,174,090	2,129,098	2,290,884	2,381,216	2,388,920	2,368,697	2,379,932	2,546,212	2,501,914	2,662,095	2,749,409	2,850,204	2,691,307	2,922,751	2,907,343	2,945,920	2,622,969	2,565,486	2,637,253	2,265,529	2,188,885	2,047,094	2,266,923	2,135,234	1,918,889	2,033,158	2,116,422	1,956,324	2,133,576	2,097,179	2,246,406	2,277,343	2,372,702	2,503,002	2,567,425	2,543,767	2,396,360	2,353,412	2,623,476	2,760,720	2,832,561	3,004,389	3,079,563	2,931,807	3,048,086	3,222,877	3,161,033	3,245,466	3,334,342	3,347,674	3,584,307	3,575,501	3,691,578	3,540,959	3,212,809	3,252,171	3,558,230	3,784,761	3,928,954	3,978,357	4,067,925	4,257,103	4,186,814	4,136,037	4,082,047	3,936,226	3,697,653	4,204,333	4,526,429	4,391,684	4,278,627
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,494	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,494	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	10,013	10,021	9,826	10,213	10,405	10,614	11,025	11,032	11,149	11,291	11,370		11,595	11,631	11,879	12,151	12,522	12,662	13,357	12,866	12,574	12,617	12,939	13,023	13,472	13,936	13,989	12,999	13,264	12,056	13,066	13,509	13,744	14,299	13,388	14,327	14,550	14,283	14,531	14,839	15,400	15,845	15,862	14,565	12,641	14,311	15,066	15,399	16,301	17,497	16,858	16,451	18,389	19,166	19,008	19,559	20,299	21,392	21,494	22,032	22,490	23,141	22,078	23,610	23,293	24,236	22,870	22,242	22,993	20,943	20,912	19,160	20,945	20,141	18,277	19,743	20,811	19,601	20,915	20,417	21,063	21,324	21,423	22,870	23,657	23,243	22,151	21,615	23,634	24,801	25,147	26,505	27,354	26,190	27,423	28,331	28,743	29,425	30,054	29,844	31,765	30,880	31,863	31,305	29,494	29,318	31,190	32,769	33,497	34,202	35,388	36,152	36,240	36,242	36,741	36,544	34,727	38,236	40,187	39,981	39,841
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,001,329	1,002,121	982,580	1,021,317	1,040,504	1,061,427	1,102,513	1,103,210	1,114,874	1,129,102	1,136,986		1,159,502	1,163,129	1,187,898	1,215,143	1,252,200	1,266,160	1,335,664	1,286,627	1,257,424	1,261,698	1,293,904	1,302,271	1,347,214	1,393,635	1,398,927	1,299,934	1,326,388	1,205,585	1,306,617	1,350,857	1,374,375	1,429,878	1,338,760	1,432,746	1,454,996	1,428,347	1,453,105	1,483,901	1,539,980	1,584,453	1,586,163	1,456,546	1,264,064	1,431,101	1,506,608	1,539,925	1,630,097	1,749,741	1,685,792	1,645,140	1,838,867	1,916,606	1,900,821	1,955,908	2,029,926	2,139,198	2,149,353	2,203,210	2,248,979	2,314,070	2,207,775	2,360,966	2,329,295	2,423,644	2,286,998	2,224,240	2,299,298	2,094,337	2,091,154	1,916,020	2,094,477	2,014,057	1,827,701	1,974,283	2,081,087	1,960,076	2,091,489	2,041,721	2,106,307	2,132,406	2,142,338	2,287,027	2,365,674	2,324,291	2,215,058	2,161,522	2,363,398	2,480,069	2,514,656	2,650,451	2,735,417	2,619,019	2,742,348	2,833,111	2,874,341	2,942,473	3,005,388	2,984,389	3,176,521	3,087,961	3,186,256	3,130,525	2,949,350	2,931,797	3,118,955	3,276,903	3,349,720	3,420,224	3,538,794	3,615,166	3,623,978	3,624,209	3,674,120	3,654,414	3,472,693	3,823,612	4,018,658	3,998,120	3,984,099
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,646	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,802	49,289	51,079	50,153	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,646	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,802	49,289	51,079	50,153	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Accumulated Value	10,000	9,950	9,987	9,752	9,964	10,088	10,428	10,861	10,986	11,238	11,530	11,500		11,805	12,022	12,178	12,650	13,034	13,135	14,066	13,697	13,321	13,368	13,954	14,088	14,502	15,295	15,380	14,005	14,154	12,937	14,099	14,604	15,020	15,698	14,707	15,717	16,071	15,948	15,950	16,400	17,128	17,644	18,039	16,810	15,157	17,399	18,567	19,376	20,867	23,020	21,937	21,192	23,362	24,436	24,255	24,250	24,666	26,345	25,980	27,610	28,520	29,586	27,929	30,348	30,534	31,180	28,504	27,293	28,361	24,936	24,356	22,427	25,118	23,948	21,620	22,884	23,927	22,095	23,936	23,652	25,269	25,518	26,681	28,506	29,466	29,202	27,614	27,220	30,188	31,524	32,311	34,515	35,123	33,633	35,646	38,050	37,403	38,182	39,264	39,134	41,672	42,040	42,871	41,331	37,849	38,520	41,928	44,601	46,285	46,802	49,289	51,079	50,153	49,843	49,089	47,441	44,970	50,319	53,943	52,498	50,001
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 995,032	$ 998,672	$ 975,220	$ 996,439	$ 1,008,774	$ 1,042,768	$ 1,086,080	$ 1,098,642	$ 1,123,768	$ 1,152,989	$ 1,149,951		$ 1,180,516	$ 1,202,156	$ 1,217,786	$ 1,264,972	$ 1,303,402	$ 1,313,549	$ 1,406,583	$ 1,369,701	$ 1,332,140	$ 1,336,794	$ 1,395,388	$ 1,408,823	$ 1,450,181	$ 1,529,472	$ 1,538,020	$ 1,400,480	$ 1,415,355	$ 1,293,666	$ 1,409,949	$ 1,460,397	$ 1,501,964	$ 1,569,823	$ 1,470,652	$ 1,571,651	$ 1,607,140	$ 1,594,831	$ 1,595,029	$ 1,639,995	$ 1,712,750	$ 1,764,426	$ 1,803,870	$ 1,681,023	$ 1,515,651	$ 1,739,924	$ 1,856,732	$ 1,937,583	$ 2,086,659	$ 2,301,986	$ 2,193,678	$ 2,119,177	$ 2,336,163	$ 2,443,606	$ 2,425,526	$ 2,424,965	$ 2,466,626	$ 2,634,452	$ 2,598,014	$ 2,761,008	$ 2,852,001	$ 2,958,634	$ 2,792,933	$ 3,034,844	$ 3,053,399	$ 3,117,956	$ 2,850,357	$ 2,729,292	$ 2,836,055	$ 2,493,568	$ 2,435,599	$ 2,242,672	$ 2,511,840	$ 2,394,828	$ 2,162,013	$ 2,288,379	$ 2,392,654	$ 2,209,480	$ 2,393,635	$ 2,365,207	$ 2,526,883	$ 2,551,814	$ 2,668,121	$ 2,850,582	$ 2,946,617	$ 2,920,160	$ 2,761,350	$ 2,722,035	$ 3,018,767	$ 3,152,444	$ 3,231,071	$ 3,451,517	$ 3,512,278	$ 3,363,302	$ 3,564,647	$ 3,805,017	$ 3,740,292	$ 3,818,195	$ 3,926,366	$ 3,913,373	$ 4,167,196	$ 4,203,981	$ 4,287,137	$ 4,133,114	$ 3,784,942	$ 3,851,976	$ 4,192,801	$ 4,460,121	$ 4,628,500	$ 4,680,246	$ 4,928,875	$ 5,107,917	$ 5,015,346	$ 4,984,255	$ 4,908,914	$ 4,744,077	$ 4,496,979	$ 5,031,902	$ 5,394,302	$ 5,249,829	$ 5,000,073